REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 90,478	$ 75,322
Net Income	(379)	6,200
Other Comprehensive Income - Translation adjustment	(15)	(211)
Conversion of AU10TIX shares A-1 into new series A	0	9,057
Other	(110)	110
Balance as of the end of the year	$ 89,974	$ 90,478